Condensed Consolidated Statements of Change in Shareholders' Equity (Deficit) (Parenthetical) - shares						3 Months Ended	12 Months Ended
		Nov. 17, 2022	Jul. 25, 2022	Oct. 25, 2021	Jul. 31, 2021	Oct. 31, 2022	Dec. 31, 2022	Jul. 31, 2022		Jul. 31, 2021	Mar. 31, 2023	Dec. 31, 2021
Sale of 8,625,000 Units through public offering, shares		6,191,770	4,626,667		1,437,500
Common stock shares outstanding		1,500,000			2,156,250	2,448,500	20,191,770	2,448,500		2,156,250	20,191,770	9,333,333
Sponsor [Member]
Sale of 8,625,000 Units through public offering, shares				718,750
Common stock shares outstanding				2,156,250
Over-Allotment Option [Member]
Stock forfeiture					187,500	281,250				281,250
Common Stock [Member]
Sale of 8,625,000 Units through public offering, shares							4,626,667	8,625,000	[1]
Stockholders' equity, other shares	[1]							292,250

[1]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).